Quarterly Holdings Report
for

Fidelity® Value Discovery K6 Fund

April 30, 2021

FVDK6-QTLY-0621
1.9884001.103

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
COMMUNICATION SERVICES - 10.4%
Diversified Telecommunication Services - 1.5%
Verizon Communications, Inc.	49,000	$2,831,710
Entertainment - 0.2%
Lions Gate Entertainment Corp. Class B (a)	39,489	497,561
Interactive Media & Services - 2.6%
Alphabet, Inc. Class A (a)	1,713	4,031,546
Facebook, Inc. Class A (a)	2,700	877,716
		4,909,262
Media - 5.2%
Comcast Corp. Class A	98,797	5,547,452
Fox Corp. Class A	15,828	592,284
Interpublic Group of Companies, Inc.	85,855	2,725,896
WPP PLC	82,200	1,108,230
		9,973,862
Wireless Telecommunication Services - 0.9%
T-Mobile U.S., Inc.	13,100	1,730,903

TOTAL COMMUNICATION SERVICES		19,943,298

CONSUMER DISCRETIONARY - 6.3%
Auto Components - 0.9%
Lear Corp.	9,100	1,672,944
Household Durables - 0.8%
Newell Brands, Inc.	20,000	539,200
Whirlpool Corp.	4,200	993,090
		1,532,290
Multiline Retail - 1.1%
Dollar General Corp.	9,500	2,040,125
Specialty Retail - 1.5%
Best Buy Co., Inc.	15,600	1,813,812
Lowe's Companies, Inc.	5,800	1,138,250
		2,952,062
Textiles, Apparel & Luxury Goods - 2.0%
PVH Corp.	20,725	2,345,656
Tapestry, Inc.	30,500	1,459,425
		3,805,081

TOTAL CONSUMER DISCRETIONARY		12,002,502

CONSUMER STAPLES - 6.7%
Beverages - 0.5%
C&C Group PLC (United Kingdom) (a)	247,900	1,014,077
Food & Staples Retailing - 1.5%
Kroger Co.	49,200	1,797,768
U.S. Foods Holding Corp. (a)	25,300	1,048,938
		2,846,706
Food Products - 1.8%
Mondelez International, Inc.	43,600	2,651,316
Tyson Foods, Inc. Class A	10,900	844,205
		3,495,521
Household Products - 2.9%
Procter & Gamble Co.	26,100	3,482,262
Reckitt Benckiser Group PLC	16,300	1,451,314
Spectrum Brands Holdings, Inc.	6,000	528,840
		5,462,416

TOTAL CONSUMER STAPLES		12,818,720

ENERGY - 1.8%
Energy Equipment & Services - 0.2%
Hoegh LNG Partners LP	24,711	412,674
Oil, Gas & Consumable Fuels - 1.6%
Parex Resources, Inc. (a)	115,400	2,173,461
Teekay LNG Partners LP	53,516	797,388
		2,970,849

TOTAL ENERGY		3,383,523

FINANCIALS - 19.1%
Banks - 7.6%
Bank of America Corp.	118,600	4,806,858
Cullen/Frost Bankers, Inc.	4,500	540,270
JPMorgan Chase & Co.	29,000	4,460,490
M&T Bank Corp.	13,400	2,113,046
PNC Financial Services Group, Inc.	13,700	2,561,215
		14,481,879
Capital Markets - 1.7%
Affiliated Managers Group, Inc.	9,500	1,531,115
BlackRock, Inc. Class A	800	655,440
Invesco Ltd.	26,000	702,000
State Street Corp.	5,081	426,550
		3,315,105
Consumer Finance - 2.2%
Capital One Financial Corp.	11,082	1,652,105
Discover Financial Services	22,053	2,514,042
		4,166,147
Diversified Financial Services - 4.0%
Berkshire Hathaway, Inc. Class B (a)	27,975	7,691,723
Insurance - 3.6%
Allstate Corp.	3,945	500,226
American International Group, Inc.	20,300	983,535
Chubb Ltd.	15,388	2,640,427
The Travelers Companies, Inc.	17,741	2,743,823
		6,868,011

TOTAL FINANCIALS		36,522,865

HEALTH CARE - 16.1%
Biotechnology - 3.3%
Alexion Pharmaceuticals, Inc. (a)	17,400	2,935,032
Amgen, Inc.	9,875	2,366,445
Regeneron Pharmaceuticals, Inc. (a)	2,200	1,058,860
		6,360,337
Health Care Providers & Services - 8.7%
Anthem, Inc.	5,533	2,099,165
Centene Corp. (a)	56,300	3,475,962
Cigna Corp.	16,585	4,129,831
CVS Health Corp.	25,819	1,972,572
Humana, Inc.	2,800	1,246,672
UnitedHealth Group, Inc.	9,300	3,708,840
		16,633,042
Pharmaceuticals - 4.1%
Bristol-Myers Squibb Co.	59,300	3,701,506
Roche Holding AG (participation certificate)	7,326	2,389,418
Sanofi SA sponsored ADR	33,559	1,757,485
		7,848,409

TOTAL HEALTH CARE		30,841,788

INDUSTRIALS - 13.3%
Aerospace & Defense - 2.5%
L3Harris Technologies, Inc.	10,400	2,175,992
Northrop Grumman Corp.	7,300	2,587,412
		4,763,404
Air Freight & Logistics - 0.5%
Deutsche Post AG	17,500	1,030,701
Building Products - 2.5%
Johnson Controls International PLC	19,200	1,196,928
Owens Corning	19,200	1,858,752
Trane Technologies PLC	9,800	1,703,534
		4,759,214
Electrical Equipment - 1.0%
Regal Beloit Corp.	8,600	1,242,098
Vestas Wind Systems A/S	17,000	709,639
		1,951,737
Industrial Conglomerates - 2.6%
3M Co.	12,600	2,483,964
Siemens AG	14,300	2,385,739
		4,869,703
Machinery - 4.2%
ITT, Inc.	16,000	1,508,960
Oshkosh Corp.	21,100	2,625,473
Otis Worldwide Corp.	16,450	1,280,962
Pentair PLC	20,800	1,341,808
Stanley Black & Decker, Inc.	6,300	1,302,651
		8,059,854

TOTAL INDUSTRIALS		25,434,613

INFORMATION TECHNOLOGY - 6.4%
Communications Equipment - 2.0%
Cisco Systems, Inc.	75,100	3,823,341
Electronic Equipment & Components - 1.3%
TE Connectivity Ltd.	18,817	2,530,322
IT Services - 1.9%
Amdocs Ltd.	15,769	1,210,113
Capgemini SA	4,700	861,148
Cognizant Technology Solutions Corp. Class A	19,543	1,571,257
		3,642,518
Semiconductors & Semiconductor Equipment - 0.7%
NXP Semiconductors NV	7,100	1,366,821
Software - 0.5%
NortonLifeLock, Inc.	39,300	849,273

TOTAL INFORMATION TECHNOLOGY		12,212,275

MATERIALS - 3.5%
Chemicals - 1.4%
DuPont de Nemours, Inc.	17,067	1,316,036
International Flavors & Fragrances, Inc.	9,490	1,349,193
		2,665,229
Metals & Mining - 2.1%
BHP Billiton Ltd. sponsored ADR	2,800	203,728
Lundin Mining Corp.	139,300	1,682,956
Newmont Corp.	33,100	2,065,771
		3,952,455

TOTAL MATERIALS		6,617,684

REAL ESTATE - 3.8%
Equity Real Estate Investment Trusts (REITs) - 1.7%
American Tower Corp.	8,057	2,052,682
Simon Property Group, Inc.	10,000	1,217,400
		3,270,082
Real Estate Management & Development - 2.1%
CBRE Group, Inc. (a)	46,638	3,973,558

TOTAL REAL ESTATE		7,243,640

UTILITIES - 8.4%
Electric Utilities - 6.9%
Duke Energy Corp.	20,300	2,044,007
Evergy, Inc.	27,600	1,765,572
Exelon Corp.	46,889	2,107,192
PG&E Corp. (a)	170,600	1,931,192
Portland General Electric Co.	26,400	1,342,704
PPL Corp.	31,600	920,508
Southern Co.	46,200	3,057,054
		13,168,229
Multi-Utilities - 1.5%
Dominion Energy, Inc.	37,300	2,980,270

TOTAL UTILITIES		16,148,499

TOTAL COMMON STOCKS
(Cost $130,090,422)		183,169,407

Nonconvertible Preferred Stocks - 1.9%
INFORMATION TECHNOLOGY - 1.9%
Technology Hardware, Storage & Peripherals - 1.9%
Samsung Electronics Co. Ltd.
(Cost $2,288,747)	54,420	3,567,073

Money Market Funds - 2.4%
Fidelity Cash Central Fund 0.04% (b)
(Cost $4,562,742)	4,561,829	4,562,742
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $136,941,911)		191,299,222
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(127,092)
NET ASSETS - 100%		$191,172,130

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,893
Fidelity Securities Lending Cash Central Fund	218
Total	$2,111

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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